Financial Instruments and Risk Management (Tables)	9 Months Ended
Sep. 30, 2023
Financial Instruments and Risk Management [Abstract]
Schedule of Foreign Currency Risk	The Company was exposed to the following foreign currency risk as at September 30, 2023 and December 31, 2022:
	September 30, 2023	December 31, 2022
	($)	($)
Cash	1,148,437	245,858
Accounts payable and accrued liabilities	(87,810)	(93,630)
	1,060,627	152,228